Debt and Warrant Liabilities - John Redmond notes (Details) - USD ($)	Oct. 02, 2019	Oct. 11, 2013	Sep. 12, 2012	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 01, 2016
Debt and Warrant Liabilities
Outstanding loan balances				$ 102,923,633	$ 88,996,117	$ 72,878,591
Exercise price of warrant				$ 0.01	$ 0.01
Series B units | Warrants purchased from party two
Debt and Warrant Liabilities
Percentage of issued and outstanding units on calculation of warrant to acquire	2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire	$ 1,000,000
Exercise price of warrant	$ 0.01
Series B units | Warrants purchased from party three
Debt and Warrant Liabilities
Percentage of issued and outstanding units on calculation of warrant to acquire	2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire	$ 1,000,000
Exercise price of warrant	$ 0.01
NACS, LLC
Debt and Warrant Liabilities
Interest rate		8.00%
Default interest rate		12.00%
Outstanding loan balances				$ 35,471,872	$ 32,433,345	28,782,947
NACS, LLC | Series A
Debt and Warrant Liabilities
Conversion price							$ 1
NACS, LLC | Series B units
Debt and Warrant Liabilities
Conversion price							$ 0.47
Azure, LLC
Debt and Warrant Liabilities
Outstanding loan balances				$ 9,615,586	$ 8,736,727
January 1, 2021
Debt and Warrant Liabilities
Interest rate				12.00%	12.00%
Outstanding loan balances				$ 1,077,528	$ 985,227	874,339
January 1, 2021
Debt and Warrant Liabilities
Interest rate				12.00%	12.00%
Outstanding loan balances				$ 5,253,215	$ 4,803,224	4,020,239
October 25, 2021
Debt and Warrant Liabilities
Interest rate				14.50%	14.50%
Outstanding loan balances				$ 610,489	$ 547,938	474,391
October 25, 2021
Debt and Warrant Liabilities
Interest rate				14.50%	14.50%
Outstanding loan balances				$ 1,373,600	$ 1,232,860	1,067,379
October 1, 2022
Debt and Warrant Liabilities
Interest rate				14.50%	14.50%
Outstanding loan balances				$ 1,300,754	$ 1,167,478	1,010,773
Assumed notes issued to party one
Debt and Warrant Liabilities
Interest rate			8.00%
Default interest rate			12.00%
Outstanding loan balances				13,115,206	11,991,755	10,642,073
Loan amount			$ 3,270,119
Assumed notes issued to party two
Debt and Warrant Liabilities
Interest rate	12.00%
Outstanding loan balances				780,598	698,027	601,356
Loan amount	$ 300,000
Assumed notes issued to party three
Debt and Warrant Liabilities
Interest rate	12.00%
Outstanding loan balances				$ 520,399	$ 465,351	$ 400,904
Loan amount	$ 200,000